UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

________________________________________________________________________________

1. Name and address of issuer:

Franklin New York Tax-Free Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777
________________________________________________________________________________

2. Name of each series or class of securities for which this Form is
filed (If     the Form is being filed for all series and classes of
securities of the issuer, check the box but do not list series or classes):  [x]
________________________________________________________________________________

3. Investment Company Act File Number: 811-4787

   Securities Act File Number: 33-7785
________________________________________________________________________________

4(a). Last day of fiscal year for which this Form is filed: 12/31/99

4(b). [ ] Check box if this Form is being filed late (i.e., more
      than 90   calendar days after the end of the issuer's fiscal
      year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
________________________________________________________________________________

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24f:                        $5,855,211

   (ii)  Aggregate price of securities redeemed or repurchased
         during the fiscal year:                                    $12,534,027

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
         October 11, 1995 that were not previously used to
         reduce registration fees payable to the commission:                 $0

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                              $12,534,027

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:

   (vi)  Redemption credits available for use in future years
         -- if Item 5(i) is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                                ($6,678,816)

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                         .000264

   (viii)Registration fee due [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee is due):                            =  $0

________________________________________________________________________________

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-

    If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

________________________________________________________________________________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $0

________________________________________________________________________________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = -0-

________________________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [] Wire Transfer

     [ ] Mail or other means

________________________________________________________________________________

SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*  /s/ David P. Goss
                               _______________________________
                               DAVID P. GOSS, ASSISTANT SECRETARY
    Date 3/24/00

*Please print the name and title of the signing officer below the signature.

________________________________________________________________________________